18. Consideration Payable	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Consideration Payable
18.	Consideration Payable

Consideration payable of $54,000 and $53,824 as of December 31, 2019 and 2018 mainly represented: i) unpaid purchase consideration of Sinsin of $42,723 and $43,595 as of December 31, 2019 and 2018, respectively; ii) Accrued interest for the unpaid purchase consideration of Sinsin of $11,277 and $8,712 with an interest rate of 6% for the unpaid purchase price, as of December 31, 2019 and 2018, respectively; iii) unpaid purchase consideration of Heliostixio of $nil and $1,517 as of December 31, 2019 and 2018, respectively (see Note 5(1) Acquisition of Heliostixio).